Separate Accounts, Death Benefits and Other Insurance Benefit Features	12 Months Ended
Dec. 31, 2011
Separate Accounts, Death Benefits and Other Insurance Benefit Features [Abstract]
Separate Accounts, Death Benefits and Other Insurance Benefit Features
8. Separate Accounts, Death Benefits and Other Insurance Benefit Features
Accounting Policy
The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.
Certain contracts classified as universal life-type include death and other insurance benefit features including GMDB offered with variable annuity contracts, or secondary guarantee benefits offered with universal life (“UL”) insurance contracts. GMDBs have been written in various forms as described in this note. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. These death and other insurance benefit features require an additional liability be held above the account value liability representing the policyholders’ funds. This liability is reported in reserve for future policy benefits in the Company’s Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company’s Consolidated Statements of Operations.
Consistent with the Company’s policy on DAC Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the DAC Unlock, see Note 6 Deferred Policy Acquisition Costs and Present Value of Future Benefits.
The Company reinsures the GMDBs associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate. The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder’s expected account value in proportion to the present value of total expected assessments. The additional death and other insurance benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.
Results
Changes in the gross GMDB and UL secondary guarantee benefits are as follows:

	GMDB	UL Secondary Guarantees
Liability balance as of January 1, 2011	$1,115	$113
Incurred	271	53
Paid	(276)	—
Unlock	48	62
Liability – gross, as of December 31, 2011	$1,158	$228
Reinsurance Recoverable– as of January 1, 2011	$686	$30
Incurred	128	(8)
Paid	(143)	—
Unlock	53	—
Reinsurance Recoverable - as of December 31, 2011	$724	$22
	GMDB	UL Secondary Guarantees
Liability balance as of January 1, 2010	$1,304	$76
Incurred	286	39
Paid	(350)	—
Unlock	(125)	(2)
Liability – gross, as of December 31, 2010	$1,115	$113
Reinsurance Recoverable– as of January 1, 2010	$802	$22
Incurred	125	8
Paid	(177)	—
Unlock	(64)	—
Reinsurance Recoverable - as of December 31, 2010	$686	$30

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
8. Separate Accounts, Death Benefits and Other Insurance Benefit Features (continued)
The following table provides details concerning GMDB and GMIB exposure as of December 31, 2011:
Breakdown of Variable Annuity Account Value by GMDB/GMIB Type

Maximum anniversary value (“MAV”) [1]	Account Value (“AV”) [8]	Net amount at Risk (“NAR”) [9]	Retained Net Amount at Risk (“RNAR”) [9]	Weighted Average Attained Age of Annuitant
MAV only	$20,718	$5,998	$483	68
With 5% rollup [2]	1,469	521	37	68
With Earnings Protection Benefit Rider (“EPB”) [3]	5,378	940	21	65
With 5% rollup & EPB	585	169	7	68
Total MAV	28,150	7,628	548
Asset Protection Benefit (APB) [4]	22,343	3,139	610	66
Lifetime Income Benefit (LIB) – Death Benefit [5]	1,095	120	37	64
Reset [6] (5-7 years)	3,139	307	165	68
Return of Premium [7] /Other	21,512	876	243	65
Subtotal U.S. GMDB	76,239	$12,070	$1,603	67
Less: General Account Value with U.S. GMBD	7,251
Subtotal Separate Account Liabilities with GMDB	68,988
Separate Account Liabilities without U.S. GMDB	74,871
Total Separate Account Liabilities	$143,859
Japan GMDB [10], [11]	$16,983	$5,167	$—	68
Japan GMIB [10], [11]	$16,262	$4,805	$—	67

[1]	MAV: the GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).

[2]
 Rollup: the GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

[3]
EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of a contract’s growth. A contract’s growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

[4]	APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

[5]	LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

[6]	Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).

[7]	ROP: the GMDB is the greater of current AV and net premiums paid.

[8]	AV includes the contract holder’s investment in the separate account and the general account.

[9]
NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurances. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

[10]
Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The guaranteed remaining balance (“GRB”) related to the Japan GMIB was $21.1 billion and $20.9 billion as of December 31, 2011 and December 31, 2010, respectively. The GRB related to the Japan GMAB and GMWB was $567 and $570 as of December 31, 2011 and December 31, 2010, respectively. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2011, 100% of RNAR is reinsured to an affiliate. See Note 10 of the Notes to Condensed Consolidated Financial statements.

[11]
Policies with a guaranteed living benefit (a GMWB in the US or a GMIB in Japan) also have a guaranteed death benefit. The NAR for each benefit is shown, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMWB or GMIB is released. Similarly, when a policy goes into benefit status on a GMWB or GMIB, its GMDB NAR is released.

See Note 3 of the Notes to Consolidated Financial Statements for a description of the Company’s guaranteed living benefits that are accounted for at fair value.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

Asset type	December 31, 2011	December 31, 2010
Equity securities (including mutual funds)	$61,472	$75,601
Cash and cash equivalents	$7,516	8,365
Total	$68,988	$83,966
As of December 31, 2011 and December 31, 2010, approximately 17% and 15%, respectively, of the equity securities above were invested in fixed income securities through these funds and approximately 83% and 85%, respectively, were invested in equity securities.